SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

	Software services	IT professional services	Unallocated expense	Total
2013

Total revenues	$67,453	$77,505	$-	$144,958
Expenses	53,164	68,846	3,821	125,831

Segment operating income (loss)	$14,289	$8,659	$(3,821)	$19,127

Depreciation and amortization	$5,917	$2,210	$253	$8,380

2014

Total revenues	$69,861	$94,443	$-	$164,304
Expenses	54,464	84,873	4,241	143,578

Segment operating income (loss)	$15,397	$9,570	$(4,241)	$20,726

Depreciation and amortization	$6,065	$2,263	$266	$8,594

Schedule Of Revenues From Geographical Segments [Table Text Block]
The following table presents total revenues classified according to geographical destination for the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31,
	2012	2013	2014

Israel	$11,561	$24,006	$29,198
Europe	29,139	31,386	37,409
United States	64,591	70,872	78,606
Japan	12,661	11,965	11,299
Other	8,428	6,729	3,927

	$126,380	$144,958	$164,304

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
d.	The Company's long-lived assets are located as follows:

	December 31,
	2013	2014

Israel	$54,656	$58,263
Europe	3,117	1,523
United States	23,287	22,174
Japan	5,180	4,786
Other	3,395	3,291

	$89,634	$90,039